Taxes - Schedule of Group’s Loss Before Income Taxes (Details) - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Schedule of Group’s Loss Before Income Taxes [Line Items]
Loss before income taxes	$ (3,522,093)	$ (12,404,504)
Non-Singapore [Member]
Schedule of Group’s Loss Before Income Taxes [Line Items]
Loss before income taxes	(5,804,776)	(14,394,078)
Singapore [Member]
Schedule of Group’s Loss Before Income Taxes [Line Items]
Loss before income taxes	$ 2,282,683	$ 1,989,574